SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Research and Development Expenses	$ 442	$ 713	$ 824	$ 9,863
Salaries And Related Expenses [Member]
Research and Development Expenses				27
Stock Based Compensation [Member]
Research and Development Expenses				60
Professional Fees [Member]
Research and Development Expenses			203	47
Impairment of Intangible IPR&D [Member]
Research and Development Expenses			450	8,157
Laboratory And Materials [Member]
Research and Development Expenses			127	1,535
Rent And Maintenance [Member]
Research and Development Expenses			15	6
Depreciation [Member]
Research and Development Expenses			29	28
Insurance And Other Expenses [Member]
Research and Development Expenses				$ 3